Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000096110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Average Annual Return, Percent	11.42%	6.21%		11.03%
C000007781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.42%	6.20%		11.02%
C000007780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	11.42%	6.19%		11.01%
C000007782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	11.41%	6.19%		11.01%
C000007779 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	11.26%	6.05%		10.87%
C000007791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	11.53%	8.47%		10.78%
C000007794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	11.68%	8.61%		10.92%
C000007792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	11.67%	8.60%		10.91%
C000007793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.67%	8.61%		10.92%
C000096111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Average Annual Return, Percent	11.69%	8.62%		10.94%
C000096112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Average Annual Return, Percent	8.86%	7.37%		10.45%
C000007797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.85%	7.36%		10.44%
C000007796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	8.83%	7.34%		10.43%
C000007798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	8.83%	7.35%		10.43%
C000007795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	8.70%	7.22%		10.30%
C000007799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	8.30%	2.90%		10.12%
C000007801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	8.43%	3.03%		10.26%
C000105304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	8.44%	3.02%		10.25%
C000007800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.43%	3.03%		10.26%
C000007803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.10%	10.57%		10.16%
C000105305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	9.09%	10.56%		10.15%
C000007804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	9.09%	10.56%		10.15%
C000007802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	8.94%	10.43%		10.01%
C000007805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	17.01%	12.95%		14.12%
C000007808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	17.14%	13.08%		14.25%
C000007806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	17.12%	13.06%		14.24%
C000007807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.13%	13.07%		14.25%
C000155407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Average Annual Return, Percent	17.15%	13.09%		14.26%
C000170276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Select Shares
Average Annual Return, Percent	17.16%	13.10%	15.22%
C000105306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	10.69%	6.35%		11.63%
C000034428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	10.69%	6.35%		11.63%
C000034427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	10.55%	6.22%		11.50%
C000034429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	11.91%	10.57%		9.80%
C000034430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	12.05%	10.71%		9.93%
C000105307 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	12.05%	10.71%		9.94%
Without Sales Load [Member] | C000007782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	11.40%	6.19%		11.01%
Without Sales Load [Member] | C000007794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	11.62%	8.61%		10.92%
Without Sales Load [Member] | C000007798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	8.87%	7.34%		10.43%
Without Sales Load [Member] | C000007801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	8.50%	3.03%		10.27%
Without Sales Load [Member] | C000007804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	9.09%	10.54%		10.14%
Without Sales Load [Member] | C000007808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	17.10%	13.06%		14.25%
Without Sales Load [Member] | C000034428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	10.72%	6.34%		11.63%
Without Sales Load [Member] | C000034430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	12.08%	10.71%		9.94%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	15.17%	14.21%
S And P Completion Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Completion Index
Average Annual Return, Percent	11.32%	6.06%		10.89%
CRSP US Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Index
Average Annual Return, Percent	11.70%	8.62%		10.94%
CRSP US Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Small Cap Index
Average Annual Return, Percent	8.82%	7.31%		10.40%
CRSP US Small Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Small Cap Growth Index
Average Annual Return, Percent	8.44%	2.99%		10.23%
CRSP US Small Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Small Cap Value Index
Average Annual Return, Percent	9.11%	10.58%		10.15%
CRSP US Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Average Annual Return, Percent	17.15%	13.08%	15.20%	14.25%
CRSP US Mid Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Growth Index
Average Annual Return, Percent	10.73%	6.39%		11.68%
CRSP US Mid Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Value Index
Average Annual Return, Percent	12.11%	10.76%		9.97%